Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Share Based Compensation Performance Shares And Time Based Award Activity [Table Text Block]
The following table summarizes information about time based and financial performance-based restricted stock and restricted stock unit awards granted under the 2005 Incentive Plan, 2008 Key Partner Incentive Plan and 2011 Stock Incentive Plan:

	Performance Based Awards		Time Based Awards
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2009	557,958	$8.17	924,160	$7.33
Granted	753,209	8.83	258,223	10.28
Vested	(804,300)	8.37	(562,971)	8.60
Forfeited	(4,944)	8.88	(3,345)	8.13
Balance at December 31, 2010	501,923	$8.83	616,067	$7.40
Granted	1,097,754	18.39	297,520	16.93
Vested	(217,697)	12.74	(287,234)	5.17
Forfeited	(1,423)	14.59	(41,454)	8.79
Balance at December 31, 2011	1,380,557	$15.81	584,899	$12.86
Granted	753,896	13.05	250,237	11.67
Vested	(1,747,987)	14.44	(263,458)	12.25
Forfeited	(29,946)	15.66	(14,720)	14.82
Balance at December 31, 2012	356,520	$16.09	556,958	$12.72

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Information related to share option transactions grant under all plans over the past three years is summarized as follows:

	Options Outstanding		Options Exercisable
	Number Outstanding	Weighted Average Price per Share	Number Outstanding	Weighted Average Price per Share	Non Vested Options
Balance at December 31, 2009	239,992	$9.55	194,992	$9.64	45,000
Vested	—	—			(20,000)
Granted	—	—			—
Exercised	(6,495)	9.19			—
Expired and cancelled	(17,297)	17.08			—
Balance at December 31, 2010	216,200	$9.41	191,200	$9.41	25,000
Vested	—	—			(20,000)
Granted	—	—			—
Exercised	(113,085)	8.94			—
Expired and cancelled	(15,034)	12.57			—
Balance at December 31, 2011	88,081	$9.12	83,081	$9.14	5,000
Vested	—	—			(5,000)
Granted	—	—			—
Exercised	(3,153)	8.69			—
Expired and cancelled	(9,928)	7.79			—
Balance at December 31, 2012	75,000	$9.53	75,000	$9.53	—

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity [Table Text Block]
SAR’s granted and outstanding are as follows:

	SAR’s Outstanding		SAR’s Exercisable
	Weighted Average Number Outstanding	Weighted Average Price per Share	Number Outstanding	Price per Share	Non Vested SAR’s
Balance at December 31, 2009	3,518,769	$3.80	30,000	$8.18	3,488,769
Vested	—	—			(1,747,034)
Granted	—	—			—
Exercised	(187,666)	$4.19			(187,666)
Expired and cancelled	—				—
Balance at December 31, 2010	3,331,103	$3.78	1,777,034	$3.77	1,554,069
Vested	—	—			(290,089)
Granted	—	—
Exercised	(172,974)	4.23			(172,974)
Expired and cancelled	—	—			—
Balance at December 31, 2011	3,158,129	$3.75	2,067,123	$3.75	1,091,006
Vested	—	—			(1,047,026)
Granted	—	—			—
Exercised	(69,365)	4.41			(43,980)
Expired and cancelled	—	—			—
Balance at December 31, 2012	3,088,764	$3.74	3,088,764	$3.74	—

Schedule Of Share Based Compensation Equity Value Appreciation Awards Activity [Table Text Block]
Information related to EVAR transactions over the past three years is summarized as follows:

	EVARs Outstanding		EVARs Exercisable
	Number Outstanding	Weighted Average Issuance Price per Share	Number Outstanding	Weighted Average Issuance Price per Share	Non Vested EVARs
Balance at December 31, 2010	—	$—	—	$—	—
Vested	—	—			—
Granted	1,413,000	23.00	—	—	1,413,000
Expired and cancelled	(45,000)	23.00	—	—	(45,000)
Balance at December 31, 2011	1,368,000	$23.00	—	$—	1,368,000
Vested	—	—			—
Granted	—	—			—
Expired and cancelled	(90,000)	23.00	—	—	(90,000)
Balance at December 31, 2012	1,278,000	$23.00	—	$—	1,278,000

Employee Stock Option [Member]
Schedule of Share-based Compensation, Activity [Table Text Block]
Share options outstanding as of December 31, 2012 are summarized as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding Number	Weighted Average Contractual Life	Weighted Average Price per Share	Exercisable Number	Weighted Average Price per Share	Weighted Average Contractual Life
$8.75 – $8.95	75,000	3.75	$9.53	75,000	$9.53	3.75

Stock Appreciation Rights (SARs) [Member]
Schedule of Share-based Compensation, Activity [Table Text Block]
	SAR’s Outstanding			SAR’s Exercisable
Range of Exercise Prices	Outstanding Number	Weighted Average Contractual Life	Weighted Average Price per Share	Exercisable Number	Weighted Average Price per Share	Weighted Average Contractual Life
$3.72 – $8.94	3,078,764	1.17	$3.72	3,078,764	$3.72	1.17
$8.75 – $8.95	10,000	3.33	$8.95	10,000	$8.95	3.33